SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2019
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

17. SHARE-BASED COMPENSATION

Restricted ordinary shares

In May 2015, Mr. Yi’nan Li, Mr. Token Yilin Hu, Ms. Yuqin Zhang and Niu Holding Inc. entered into an arrangement with other investors of the Company, whereby all of their 59,459,020 ordinary shares became restricted and subject to service vesting conditions. The restricted ordinary shares vested equally in four years from the date of imposition of the restriction , which was accelerated in the event of the Company’s IPO. The restricted ordinary shares were subject to repurchase by the Company upon termination of Mr. Yi’nan Li, Mr. Token Yilin Hu and Ms. Yuqin Zhang’s service with the Group. The Company had the right, at its sole discretion, to repurchase restricted ordinary shares at its par value within 60 days after the termination. The restricted ordinary shares were not transferable prior to be vested. Other than the restriction on transfer and service vesting conditions, restricted ordinary shareholders had all other rights and privileges as ordinary shareholders. Compensation cost was measured for the restricted ordinary shares using the estimated fair value of the Company’s ordinary shares of US$0.53 per share at the date of imposition of the restriction in May 2015, and was amortized to consolidated statements of comprehensive (loss)/income on a straight-line basis over the vesting term of four years.

In February 2016, Ms. Yuqin Zhang resigned from the Group and the Company determined not to repurchase restricted ordinary shares held by Ms. Yuqin Zhang. As such, all restricted ordinary shares held by Ms. Yuqin Zhang vested immediately, compensation cost of RMB7,574,133 was recognized immediately when the service condition was waived.

On January 7, 2016, the shareholders of the Company approved a modification of 3,307,500 restricted ordinary shares owned Mr. Yi’nan Li, through Niu Holding Inc.. Such number of restricted ordinary shares vested immediately and became transferable. Unrecognized compensation cost of RMB9,803,035 of 3,307,500 shares was recognized upon modification. Mr. Yi’nan Li transferred 3,307,500 ordinary shares to ELLY Holdings Limited, an entity owned by Dr. Yan Li, the new Chief Operating Officer of the Company who became the Chief Executive Officer of the Company in December 2017. On January 7, 2016, the Company also issued 3,307,500 restricted ordinary shares to ELLY Holdings Limited at par value. As a result of these transactions, ELLY Holdings Limited collectively owned 6,615,000 restricted ordinary shares which vested annually in equal instalments over four years from January 7, 2016.

On January 7, 2016, the Company also issued 1,804,000 restricted ordinary shares to Smart Power Group Limited, an entity owned by Mingming Huang, a new member of Board of Directors of the Company. 25% of the restricted ordinary shares vested on May 27, 2016 and the remaining 75% of the restricted ordinary shares vested annually in equal instalments over the next three years.

On June 8, 2018, Mr. Yi'nan Li and Mr. Mingming Huang resigned from the Company and the Company determined not to repurchase 9,798,125 and 451,000 restricted ordinary shares held by Mr. Yi'nan Li and Mr. Mingming Huang, respectively. It represented a modification to accelerate vesting. Compensation cost of RMB173,156,580 was recognized immediately as general and administrative expenses upon the modification.

On October 19, 2018, the remaining restricted ordinary shares of Mr. Token Yilin Hu and Dr. Yan Li were vested immediately upon the Company’s initial public offering. Compensation cost of RMB8,935,076 and RMB10,535,229 was immediately recognized as research and development expenses and general and administrative expenses, respectively.

The total fair value of shares vested during the years ended December 31, 2017 and 2018 was  RMB58,848,966  and RMB264,075,922,  respectively . Total compensation expenses recognized for restricted ordinary shares for the years ended December 31, 2017 and 2018 were allocated to the following expense items:

	For the year ended
	December 31,
	2017	2018
	RMB	RMB
Research and development expenses	13,045,853	18,371,203
General and administrative expenses	46,185,090	207,871,076
Total restricted ordinary shares compensation expense	59,230,943	226,242,279

As of December 31, 2018, there was no unrecognized compensation expense related to restricted ordinary shares.

Transfer of ordinary shares

On June 8, 2018, Mr. Token Yilin Hu transferred 2,000,000 ordinary shares beneficially owned through Niu Holdings Inc. to Mr. Carl Chuankai Liu, the vice president of design of the Company at nil consideration. The Company accounted for such transfer as share-based compensation as the ordinary shares were granted to Mr. Carl Chuankai Liu as compensation for his services provided to the Group. As there was no service condition, RMB33,537,572 share-based compensation expenses were recognized in research and development expenses immediately upon transfer.

Share options and restricted share units

a)	2016 Global Incentive Plan

In January 2016, the Company's Shareholders and Board of Directors approved 2016 Global Share Incentive Plan and amended it in March 2018 (the "Amended 2016 Plan"). Under the Amended 2016 Plan, a maximum aggregate number of 5,861,480 ordinary shares may be issued pursuant to all awards granted. Share options or restricted share unites expire 10 years from the grant date.

As of December 31, 2019, the Company has granted under the 2016 Plan: (i) 4,540,000 share options with exercise price of US$0.20 per share and vesting schedule of 40% vesting on the second anniversary of the grant date and the remaining vesting in three equal annual installments; (ii) 705,196 share options with exercise price of nil and vesting in four equal annual installments; (iii) 100,000 restricted share units and vesting in two equal annual installments; and (iv) 428,000 restricted share units with vesting in four equal annual installments.

b)	2018 Share Incentive Plan

In September 2018, the Company’s Shareholders and Board of Directors approved the 2018 Share Incentive Plan (the “2018 Plan”). Under the 2018 Plan, the maximum aggregate number of ordinary shares available for issuance is 6,733,703 ordinary shares, which shall be increased by a number equal to 1.5% of the total number of ordinary shares issued and outstanding on the last day of the immediately preceding fiscal year, each fiscal year during the term of the 2018 Plan, if determined and approved by the board of directors for the relevant fiscal year. In November 2019, the board of directors approved an increase by 2,230,111 ordinary shares, representing 1.5% of total issued and outstanding shares at the end of 2018 pursuant to the 2018 Share Incentive Plan.

As of December 31, 2019, the Company has granted under the 2018 Plan: (i) 4,180,000 share options with exercise price of US$3.425 and vesting in four equal annual installments; and (ii) 1,266,600 restricted share units with vesting in four equal annual installments.

A summary of the share options activities under the Amended 2016 Plan and the 2018 Plan for the year ended December 31, 2019 is presented below:

			Weighted
		Weighted	remaining
	Number of	average exercise	contractual	Aggregate
	share	price	years	intrinsic value
		US$		US$
Outstanding at January 1, 2019	5,314,246	0.17
Granted	4,180,000	3.43
Exercised	(742,840)	0.19
Forfeited	(69,050)	0.20
Outstanding at December 31, 2019	8,682,356	1.74	8.18	21,950,316
Exercisable as of December 31, 2019	2,387,959	0.19	6.44	9,738,313

The fair value of the options granted is estimated on the grant dates using the binomial option pricing model with the following key assumptions used:

Grant Date:	2017	2018	2019
Risk-free rate of return (per annum)	2.25% - 2.48%	2.78%-3.13%	1.90%
Volatility	51.7% - 54.4%	49.9%-50.9%	47.9%
Expected dividend yield	0%	0%	0%
Exercise multiple	2.2	2.2	2.2-2.8
Fair value of underlying ordinary share	US$0.44 - US$1.22	US$2.05 - US$4.10	US$3.425
Expected term (in years)	10	10	10

The expected volatility was estimated based on the historical volatility of the Company and comparable peer public companies with a time horizon close to the expected term of the Company’s options. The risk-free interest rate was estimated based on the yield to maturity of U.S. treasury bonds denominated in USD for a term consistent with the expected term of the Company’s options in effect at the option valuation date. The expected exercise multiple was estimated as the average ratio of the stock price to the exercise price of when employees would decide to voluntarily exercise their vested options. As the Company did not have sufficient information of past employee exercise history, it has considered the statistics on exercise patterns of employees compiled by Huddart and Lang in Huddart, S., and M. Lang. 1996. "Employee Stock Option Exercises: An Empirical Analysis." Journal of Accounting and Economics, vol. 21, no. 1 (February):5‑43, which are widely adopted by valuers as authoritative guidance on expected exercise multiples. Expected dividend yield is zero as the Company has never declared or paid any cash dividends on its shares, and the Company does not anticipate any dividend payments in the foreseeable future. Expected term is the contract life of the option.

The weighted average grant date fair value of the share options granted for the years ended December 31, 2017, 2018 and 2019 was US$0.86,  US$2.11 and US$1.62, respectively. Compensation costs recognized for share options for the years ended December 31, 2017, 2018 and 2019 were allocated to the following expense items:

	For the year ended
	December 31,
	2017	2018	2019
	RMB	RMB	RMB
Cost of revenues	253,545	246,947	255,679
Selling and marketing expenses	1,611,160	2,124,728	2,471,725
Research and development expenses	832,782	955,538	3,060,263
General and administrative expenses	598,668	2,392,740	6,232,590
Total share option compensation expense	3,296,155	5,719,953	12,020,257

As of December 31, 2019, RMB56,411,059 of total unrecognized compensation expense related to share options is expected to be recognized over a weighted average period of approximately 3.31 years.

A summary of the restricted share units activities for the year ended December 31, 2019 is presented below:

		Weighted
		average grant
	Number of	date fair
	shares	value
		US$
Unvested as of January 1, 2019	100,000	4.33
Granted	1,694,600	3.62
Vested	(50,000)	4.33
Forfeited	—	—
Unvested as of December 31, 2019	1,744,600	3.64

Compensation costs recognized for restricted share units for the years ended December 31, 2018 and 2019 were allocated to the following expense items:

	For the year ended
	December 31,
	2018	2019
	RMB	RMB
Cost of revenues	—	36,332
Selling and marketing expenses	—	2,185,586
Research and development expenses	—	1,146,846
General and administrative expenses	375,123	4,233,758
Total share option compensation expense	375,123	7,602,522

As of December 31, 2019, RMB37,794,188  of total unrecognized compensation expense related to restricted share units is expected to be recognized over a weighted average period of approximately 3.36 years.

Total share-based compensation expenses recognized for the years ended December 31, 2017, 2018 and 2019 were allocated to the following expense items:

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Cost of revenues	253,545	246,947	292,011
Selling and marketing expenses	1,611,160	2,124,728	4,657,311
Research and development expenses	13,878,635	52,864,313	4,207,109
General and administrative expenses	46,783,758	210,638,939	10,466,348
Total share-based compensation expense	62,527,098	265,874,927	19,622,779